Short-Term Investments	6 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Short-term investments
(5)	Short-term investments

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Short-term investments	4,255	818
Total	4,255	818

As of June 30, 2025 and December 31, 2025, Short-term investments primarily consist of wealth management products issued by banks. These investments are classified as available-for-sale and are measured at fair value through profit or loss. No impairment loss on short term investments was identified for six months ended December 31, 2024 and 2025, respectively.